Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Multi-Manager Growth Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 34,436	$ 32,054	$ 22,687	$ 25,177	$ 23,626	$ 14,663	$ 14,943	$ 13,452	$ 11,108	$ 9,520	$ 10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000®Index
Account Value	$ 31,551	29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 40,883	$ 37,938	$ 27,294	$ 30,634	$ 26,643	$ 16,371	$ 16,224	$ 14,389	$ 11,867	$ 10,252	$ 10,000